SUMMARY OF WARRANT OUTSTANDING AND EXERCISABLE WARRANTS (Details) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Number of shares, warrants outstanding	232,313,333
Weighted average remaining contractual term	2 years 3 months 18 days	2 years 4 months 24 days
Weighted average exercise price	$ 0.18	$ 0.20	$ 0.15
Number of share warrants exercisable	226,688,333
Warrant One [Member]
Number of shares, warrants outstanding	3,000,000
Weighted average remaining contractual term	5 years 4 months 24 days
Weighted average exercise price	$ 0.0001
Number of share warrants exercisable	3,000,000
Weighted average exercise price	$ 0.0001
Warrant Two [Member]
Number of shares, warrants outstanding	16,700,000
Weighted average remaining contractual term	2 years 1 month 6 days
Weighted average exercise price	$ 0.04
Number of share warrants exercisable	11,075,000
Weighted average exercise price	$ 0.04
Warrant Three [Member]
Number of shares, warrants outstanding	210,000,000
Weighted average remaining contractual term	4 years 1 month 6 days
Weighted average exercise price	$ 0.18
Number of share warrants exercisable	210,000,000
Weighted average exercise price	$ 0.18
Warrant Four [Member]
Number of shares, warrants outstanding	2,180,000
Weighted average remaining contractual term	1 year 2 months 12 days
Weighted average exercise price	$ 0.02
Number of share warrants exercisable	2,180,000
Weighted average exercise price	$ 0.02
Warrant Five [Member]
Number of shares, warrants outstanding	333,333
Weighted average remaining contractual term	6 months
Weighted average exercise price	$ 0.15
Number of share warrants exercisable	333,333
Weighted average exercise price	$ 0.15
Warrant Six [Member]
Number of shares, warrants outstanding	100,000
Weighted average remaining contractual term	7 days
Weighted average exercise price	$ 3.00
Number of share warrants exercisable	100,000
Weighted average exercise price	$ 3.00